KNOWLEDGE  DISCIPLINE  SERVICE  CHOICE

YOU SHOULD KNOW WHAT INVESCO KNOWS (TM)


COMBINATION STOCK
& BOND FUNDS, INC.

No-load mutual funds seeking capital appreciation and current income.

BALANCED FUND

MULTI-ASSET ALLOCATION FUND

SEMIANNUAL


INVESCO

SEMIANNUAL REPORT/January 31, 1999

     SHAREHOLDERS IN BALANCED FUND AND MULTIPLE-ASSET ALLOCATION FUND WILL BE RECEIVING IMPORTANT PROXY INFORMATION SHORTLY. PLEASE BE SURE TO READ THE PROXY CAREFULLY AND VOTE PROMPTLY ON ALL ISSUES.


     "MAINTAINING DIVERSITY WHILE PROMOTING SELECTIVITY WILL REMAIN OUR GOAL." -- PAGE 4

     "IT TAKES ANOTHER KIND OF RESTRAINT NOT TO BECOME AN INDEX FUND IN DISGUISE." PETE LOVELL ON THE BALANCED FUND -- PAGE 5

The line graphs illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, since inception through 1/31/99. The chart and other total return figures cited reflect the fund's operating expenses, but the index does not have expenses, which would, of course, have lowered its performance. (Of course, past performance is not a guarantee of future results.)(1)(2)

                               BALANCED FUND
                        AVERAGE ANNUAL TOTAL RETURN,
                          PERIOD ENDED 1/31/99(2)

                       1 year                      18.57%
                       -----------------------------------
                       5 years                     19.12%
                       -----------------------------------
                       Since inception (12/93)     19.14%
                       -----------------------------------

Graph:        Balanced Fund Total Return from Inception(12/93) through 1/31/99

     This line graph compares the value of a $10,000 investment in INVESCO Balanced Fund to the value of a $10,000 investment in the S&P 500 Index and the Lehman Government/Corporate Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/93) through 1/31/99.

                         MULTI-ASSET ALLOCATION FUND
                       AVERAGE ANNUAL TOTAL RETURN,
                           PERIOD ENDED 1/31/99(2)

                       1 year                       8.01%
                       -----------------------------------
                       5 years                     12.69%
                       -----------------------------------
                       Since inception (12/93)     12.42%
                       -----------------------------------

Graph: Multi-Asset Allocation Fund Total Return from Inception(12/93) through 1/31/99

     This line graph compares the value of a $10,000 investment in INVESCO-Multi-Asset Allocation Fund to the value of a $10,000 investment in the S&P 500 Index and the Lehman Government/Corporate Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/93) through 1/31/99.

FUND PERFORMANCE

Dear Shareholder:

Over the past six months, the market richly rewarded favored sectors in the economy, while ignoring or punishing others. The unusual length of the current American economic expansion, financial troubles overseas, and other factors have made investors somewhat wary--and much more selective in their choices of companies and industries. This past year, they favored large, rapidly growing companies in dynamic industries such as health care and technology.

As diversified portfolios, both of INVESCO's combination stock and bond funds are designed in part to weather rapid swings in investor sentiment. Yet the two funds we offer, Balanced Fund and Multi-Asset Allocation Fund, performed quite differently over this period. Investors in Balanced Fund enjoyed a healthy total return of 9.20%. Because the fund holds both stocks and bonds, this performance predictably did not match that of the large stocks on the S&P 500
Index, which gained 15.01%, but it easily beat that of the Lehman Government/Corporate Bond Index, which rose 5.75%. Multi-Asset Allocation Fund, on the other hand, rose 3.58% over the same period. (Of course, past performance is not a guarantee of future results.)(2),(3)

THE IMPACT OF THE FLIGHT TO QUALITY

The divergence in the funds' results can largely be explained by their different investment strategies. Multi-Asset Allocation Fund employs a broader approach to diversification. The fund invests in both small and large companies, foreign and domestic firms, real estate investment trusts (REITs), fixed-income securities, and cash. We adjust the mix of these investments in response to market conditions. Unfortunately, many of the components of the portfolio, including real estate trusts, many small companies, and foreign firms, performed poorly over the period.

While remaining well-diversified, Balanced Fund employs a more select approach. Investing in corporate-grade bonds and large-capitalization companies, most of which were enjoying solid earnings growth, the fund was well-positioned to take advantage of the "flight to quality" following the market turmoil of last summer. As the broader markets fell, our holdings in high-grade corporate bonds cushioned the portfolio. When the markets began to rebound late in the fall, the fund was able to take advantage of attractive prices on certain stocks. Generally, its investments in large, leading firms allowed the fund to enjoy strong gains at the end of the year. (Of course, past performance is not a guarantee of future results.)

STRIKING A BALANCE

As the year advances, we will continue to balance two key criteria in formulating our combination stock and bond management strategies. On the one hand, we continue to believe that a wide diversification of assets provides protection in volatile markets. On the other, we realize the opportunities that lie in those sectors and companies likely to enjoy the strongest growth and profits in the future. Maintaining diversity while promoting selectivity will remain our goal.

I look forward to reporting to you again in six months.

/s/ Charles P. Mayer
---------------------------------
Charles P. Mayer
Senior Vice President
Director of Investments and Co-manager of Balanced Fund

CHARLES P. MAYER Balanced Fund-Equity

Senior Vice President and Director, INVESCO Funds Group, BA, St. Peter's College; MBA, St. John's University. Began investment career in 1969. Joined INVESCO in 1993.

DONOVAN J. (JERRY) PAUL, CFA, CPA Balanced Fund -
Fixed-Income

Senior Vice President, INVESCO Funds Group. BBA, University of Iowa, MBA, University of Northern Iowa. Began investment career in 1976. Joined INVESCO in 1994.

PETER LOVELL Balanced Fund-Equity

Vice President, INVESCO Funds Group. BA, Colorado State University. MBA in Finance and Accounting, Regis University. Began investment career in 1992. Joined INVESCO in 1994.

ROBERT SLOTPOLE Multi-Asset Allocation Fund

Senior Vice President and Director of Equities, INVESCO Management and Research, Inc. BS, State University of New York at Buffalo, MBA, Stanford University. Began investment career in 1975. Joined INVESCO in 1993.

--------------------------------------------------------------------------------
INVESCO SEMIANNUAL REPORT January 31, 1999

MOVING FORWARD
--------------------------------------------------------------------------------
MARKET HEADLINES:
AUGUST 1998-JANUARY 1999

The latter half of 1998 was a period few market veterans will forget. Just when the danger seemed to have passed, the tidal wave of the Asian economic crisis finally pounded foreign shores in late summer, swamping financial markets. The gloom deepened as the headlines warned of one global economic calamity after another: Russian loan default, the ominous near-collapse of a prominent hedge fund, tumbling currencies in Latin America, and a perilous banking situation in Japan.

Following the gut-wrenching declines, however, markets in the United States and Europe began an equally dizzying rebound in October. A series of three interest rate cuts by the Federal Reserve Board, along with those of other central banks, pumped liquidity and confidence into the international financial system. Despite profit warnings from large multinational corporations, investors began to focus on the many sectors of strength within the American and European economies: robust consumer spending, low interest rates and unemployment, and subdued inflation.

Other overseas markets struggled to recover. Hoping the worst was behind them, investors in some Asian nations, most notably South Korea, bid up their markets; and indeed, the first small signs of recovery began to appear across the region's economies. Other Asian markets remained mired in the profound structural and financial problems confronting the region, however. Although seemingly facing less intractable problems than Asia, Latin America was unable to maintain a short rally, and by winter, its markets had returned to the lows of the previous summer.

In Europe and the United States, the optimists seemed to be vindicated by January as the advanced Western economies continued strong, and stocks headed higher. Yet the mixed economic picture resulted in mixed market performance for the six-month period, as large-cap stocks in favored industries continued to dramatically outperform the broader markets.

A REVIEW AND STRATEGY
SESSION WITH PETE LOVELL,
CO-MANAGER OF BALANCED FUND

What does a "balanced fund" mean to you?

Well, it means three things:

     o First, it is allocated between equities and bonds. In our case, that means that a healthy portion, between 25 and 50 percent of the portfolio, is always in fixed-income securities.

     o Second, it means that we have a meaningful exposure to all the major sectors of the economy--this is not a closet technology or health-care fund, for example, although those are two of my favorite sectors.

     o Third, it means that we never let one stock become more than three percent of the portfolio, no matter how well it has done for us.

It sounds as though restraint is a keynote to your approach.

In a way, but it takes another kind of restraint not to become an index fund in disguise. I usually hold only 50 to 60 stocks, so they are all names I really believe in. And I do choose to concentrate in those sectors that interest me--like most of my fellow diversified fund managers here, I tend to pick the brains of our sector teams.

Your timing was pretty fortuitous last summer; how did that reflect your strategy?

I should first say that we don't pretend to have any special insight into the direction of the markets; if I thought I (or anyone else, for that matter) did, I wouldn't be running this kind of fund. But the large component of relatively safe fixed-income securities we hold does provide us some leeway to step back a bit when stocks appear overvalued. There were plenty of signs of that last summer, and they were visible to everyone -- but we were able to take action.

You are  particularly interested in the Y2K phenomenon. Why?

Well, I think it will have an impact, but not of the type or scale that many are envisioning. One factor that concerns me is that some small vendors might not have invested the resources to make their systems compliant, and this will make it difficult to communicate with their customers. As a result, some large companies may experience some hiccups on their revenue line, but some of their smaller suppliers may suffer more serious consequences. Overall, though, I am impressed with the amount of resources that have been invested in stopping the problem before it starts. This is another factor that makes me more comfortable investing in large companies as we go forward.

(1)The S&P 500 and Lehman Government/Corporate Bond Index are unmanaged indexes of securities considered to be representative of the broad domestic equity and domestic fixed-income markets, respectively.

(2)Total return figures include reinvested dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

YEAR 2000 COMPUTER ISSUE.

Many computer systems in use today may not be able to recognize any date after December 31, 1999. If these systems are not fixed by that date, it is possible that they could generate erroneous information or fail altogether. INVESCO has committed substantial resources in an effort to make sure that its own major computer systems will continue to function on and after January 1, 2000. Of course, INVESCO cannot fix systems that are beyond its control. If INVESCO's own systems, or the systems of third parties upon which it relies, do not perform properly after December 31, 1999, the Funds could be adversely affected.

In addition, the markets for, or values of, securities in which the Funds invest may possibly be hurt by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. For example, improperly functioning computer systems could result in securities trade settlement problems and liquidity issues, production issues for individual companies and overall economic uncertainties. Individual issuers may incur increased costs in making their own systems Year 2000 compliant. The combination of market uncertainty and increased costs means that there is a possibility that Year 2000 computer issues may adversely affect the Funds' investments. At this time, it is generally believed that foreign issuers, particularly those in emerging and other markets, may be more vulnerable to the Year 2000 problems than will be issuers in the U.S.


   TEN LARGEST COMMON STOCK HOLDINGS

   INVESCO Combination Stock and Bond Funds, Inc.

   January 31, 1999
   UNAUDITED

   DESCRIPTION                                                           VALUE
   -----------------------------------------------------------------------------
   BALANCED FUND

   Dayton Hudson                                                 $   5,794,875
   America Online                                                    4,866,544
   Microsoft Corp                                                    4,830,000
   General Electric                                                  4,729,862
   Motorola Inc                                                      4,407,250
   Lilly (Eli) & Co                                                  4,290,888
   Merck & Co                                                        4,109,000
   International Business Machines                                   3,976,525
   Tandy Corp                                                        3,969,000
   Compaq Computer                                                   3,762,375

   MULTI-ASSET ALLOCATION FUND

   Microsoft Corp                                                $    367,500
   General Electric                                                   314,625
   International Business Machines                                    274,875
   Merck & Co                                                         234,800
   Dell Computer                                                      220,000
   Intel Corp                                                         211,406
   AT&T Corp                                                          199,650
   SBC Communications                                                 189,000
   Ford Motor                                                         178,169
   Philip Morris                                                      164,500

   Composition of holdings is subject to change.

   STATEMENT OF INVESTMENT SECURITIES

   INVESCO Combination Stock and Bond Funds, Inc.

   January 31,1999
   UNAUDITED
   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
   BALANCED FUND
   66.38   COMMON STOCKS
    2.25   AEROSPACE & DEFENSE
           General Dynamics                                          54,300    $    3,156,187
           Sundstrand Corp                                           63,800         2,839,100
   ================================================================================================
                                                                                    5,995,287
    1.17   AUTOMOBILES
           General Motors                                            34,800         3,123,300
   ================================================================================================
    6.46   BANKS
           Bank of New York                                          78,100         2,772,550
           Chase Manhattan                                           42,000         3,231,375
           Fleet Financial Group                                     71,000         3,146,187
           Mellon Bank                                               44,600         2,988,200
           Morgan (J P) & Co                                         25,000         2,637,500
           Summit Bancorp                                            60,000         2,448,750
   ================================================================================================
                                                                                   17,224,562
    1.33   BEVERAGES
           Anheuser-Busch Cos                                        50,300         3,555,581
   ================================================================================================
    1.21   BROADCASTING
           Clear Channel Communications(a)                           52,000         3,217,500
   ================================================================================================
    1.38   CABLE
           MediaOne Group(a)                                         65,500         3,672,094
   ================================================================================================
    1.65   COMMUNICATIONS -- EQUIPMENT & MANUFACTURING
           Motorola Inc                                              61,000         4,407,250
   ================================================================================================
    4.72   COMPUTER RELATED
           Compaq Computer                                           79,000         3,762,375
           International Business Machines                           21,700         3,976,525
           Microsoft Corp(a)                                         27,600         4,830,000
   ================================================================================================
                                                                                   12,568,900
    0.91   ELECTRIC UTILITIES
           Unicom Corp                                               68,300         2,433,188
   ================================================================================================
    1.77   ELECTRICAL EQUIPMENT
           General Electric                                          45,100         4,729,862
   ================================================================================================
    3.93   ELECTRONICS -- SEMICONDUCTOR
           Applied Materials(a)                                      48,500         3,064,594
           Intel Corp                                                25,900    $    3,650,281
           Texas Instruments                                         38,000         3,757,250
   ================================================================================================
                                                                                   10,472,125



   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================

    1.27   ENTERTAINMENT
           Time Warner                                               54,000         3,375,000
   ================================================================================================
    1.47   FOODS
           General Mills                                             30,900         2,593,669
           Tasty Baking                                             100,000         1,312,500
   ================================================================================================
                                                                                    3,906,169
    7.28   HEALTH CARE DRUGS -- PHARMACEUTICALS
           American Home Products                                    23,500         1,379,156
           Bristol-Myers Squibb                                      24,100         3,089,319
           Lilly (Eli) & Co                                          45,800         4,290,888
           Merck & Co                                                28,000         4,109,000
           Pharmacia & Upjohn                                        25,000         1,437,500
           SmithKline Beecham PLC Sponsored ADR
             Representing 5 Ord Shrs                                 37,000         2,509,063
           Warner-Lambert Co                                         35,900         2,591,531
   ================================================================================================
                                                                                   19,406,457
    2.21   HEALTH CARE RELATED
           Guidant Corp                                              52,000         3,064,750
           Medtronic Inc                                             35,414         2,822,072
   ================================================================================================
                                                                                    5,886,822
    1.10   HOUSEHOLD PRODUCTS
           Colgate-Palmolive Co                                      36,500         2,935,969
   ================================================================================================
    3.04   INSURANCE
           Allmerica Financial                                       47,900         2,583,606
           CIGNA Corp                                                38,900         3,204,387
           Mercury General                                           61,000         2,318,000
   ================================================================================================
                                                                                    8,105,993
    1.11   LODGING -- HOTELS
           Marriott International Class A                            84,000         2,950,500
   ================================================================================================
    0.85   NATURAL GAS
           Coastal Corp                                              75,800         2,259,787
   ================================================================================================
    3.90   OIL & GAS RELATED
           BP Amoco PLC Sponsored ADR Representing 6 Ord Shrs        37,300         3,025,963
           Exxon Corp                                                51,000         3,592,312
           Halliburton Co                                            63,100         1,873,281
           Unocal Corp                                               67,000         1,909,500
   ================================================================================================
                                                                                   10,401,056
    0.97   PAPER & FOREST PRODUCTS
           Weyerhaeuser Co                                           47,800         2,587,175
   ================================================================================================


   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
    1.17   RAILROADS
           Kansas City Southern Industries                           65,900    $    3,130,250
   ================================================================================================
    7.11   RETAIL
           AnnTaylor Stores(a)                                       75,000         2,906,250
           CVS Corp                                                  50,000         2,737,500
           Dayton Hudson                                             90,900         5,794,875
           Tandy Corp                                                73,500         3,969,000
           Wal-Mart Stores                                           41,300         3,551,800
   ================================================================================================
                                                                                   18,959,425
    3.08   SERVICES
           America Online(a)                                         27,700         4,866,544
           Omnicom Group                                             52,400         3,353,600
   ================================================================================================
                                                                                    8,220,144
    3.86   TELEPHONE
           GTE Corp                                                  50,000         3,375,000
           SBC Communications                                        64,000         3,456,000
           US WEST                                                   56,000         3,454,500
   ================================================================================================
                                                                                   10,285,500
    1.18   TOBACCO
           Philip Morris                                             66,700         3,134,900
   ================================================================================================
           TOTAL COMMON STOCKS (Cost $132,204,023)                                176,944,796
   ================================================================================================
   28.92   FIXED INCOME SECURITIES
    4.49   US Government Obligations
           US Treasury Notes, 5.625%, 5/15/2008
             (Cost $11,870,382)                             $    11,250,000        11,981,250
   ================================================================================================
    5.79   US Government Agency Obligations
           Freddie Mac, Gold, Participation Certificates
             6.500%, 6/1/2011                               $     7,536,778         7,671,385
             6.500%, 9/1/2011                               $     7,140,933         7,268,470
           Student Loan Marketing Association, Notes,
             Series CQ 4.672%, 3/7/2001                     $       500,000           495,413
   ================================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS
             (Cost $14,791,215)                                                    15,435,268
   ================================================================================================
   18.64   Corporate Bonds
    0.74   AIRLINES
           Delta Air Lines, Deb, 10.375%, 12/15/2022        $     1,500,000         1,961,581
   ================================================================================================
    0.61   BUILDING MATERIALS
           USG Corp, Sr Notes, 8.500%, 8/1/2005             $     1,500,000         1,635,000
   ================================================================================================
    1.02   CABLE
           Tele-Communications Inc, Sr Deb,
             9.800%, 2/1/2012                               $     2,000,000         2,713,566
   ================================================================================================
    0.20   COMPUTER RELATED
           International Business Machines, Deb,
             6.220%, 8/1/2027                               $       500,000           522,792
   ================================================================================================

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
    8.56   ELECTRIC UTILITIES
           Boston Edison, Deb, 7.800%, 3/15/2023            $     1,925,000    $    2,055,477
           Carolina Power & Light, 1st Mortgage,
             8.625%, 9/15/2021                              $     1,000,000         1,257,802
           Commonwealth Edison, 1st Mortgage,
             Series 76, 8.250% 10/1/2006                    $     1,000,000         1,150,669
           Consumers Energy, 1st Refunding Mortgage,
             7.375%  9/15/2023                              $     2,000,000         2,119,028
           DQU-II Funding, Collateral Lease,
             8.700%, 6/1/2016                               $     1,989,000         2,246,595
           Detroit Edison, Secured Medium-Term Notes,
             Series C 8.300%, 1/13/2023                     $     1,000,000         1,104,872
           Gulf States Utilities, 1st Mortgage,
             8.700%, 4/1/2024                               $     1,000,000         1,108,759
           Jersey Central Power & Light, 1st Mortgage,
             7.500% 5/1/2023                                $     1,000,000         1,048,469
           Metropolitan Edison, Secured Medium-Term
             Notes, Series B, 8.150%, 1/30/2023             $     2,000,000         2,173,406
           New York State Electric & Gas, 1st Mortgage,
             8.300% 12/15/2022                              $     1,500,000         1,632,744
           Niagara Mohawk Power, 1st Mortgage,
             9.750%, 11/1/2005                              $     1,000,000         1,205,089
           Pacific Gas & Electric, 1st & Refunding Mortgage
             Series 91A, 8.800%, 5/1/2024                   $     1,000,000         1,307,321
             Series 92B, 8.375%, 5/1/2025                   $     1,050,000         1,165,880
             Series 93D, 7.250%, 8/1/2026                   $     1,500,000         1,597,885
           Pennsylvania Power & Light, 1st Mortgage,
             8.500%, 5/1/2022                               $     1,500,000         1,652,616
   ================================================================================================
                                                                                   22,826,612
    1.19   ENTERTAINMENT
           Paramount Communications, Sr Deb,
             8.250%, 8/1/2022                              $      2,900,000         3,185,777
   ================================================================================================
    0.81   FINANCIAL
           Associates Corp of North America,
             Sr Unsecured Medium-Term Notes,
             Series 8, 7.375%, 6/11/2007(b)                $      2,000,000         2,155,018
   ================================================================================================
    1.07   INSURANCE
           Equitable Cos, Sr Notes, 9.000%, 12/15/2004     $      2,500,000         2,846,955
   ================================================================================================
    0.37   LODGING -- HOTELS
           Hilton Hotels, Sr Notes, 7.200%, 12/15/2009     $      1,000,000           982,567
   ================================================================================================
    1.93   OIL & GAS RELATED
           Atlantic Richfield, Deb
             10.875%, 7/15/2005                            $      1,500,000         1,917,861
             9.875%, 3/1/2016                              $      1,500,000         2,061,649
           Sun Inc, Deb, 9.375%, 6/1/2016                  $      1,000,000         1,154,000
   ================================================================================================
                                                                                    5,133,510
    1.15   TELECOMMUNICATIONS -- LONG DISTANCE
           Sprint Capital, Gtd Sr Notes,
             6.125%, 11/15/2008                            $      3,000,000         3,073,323
   ================================================================================================
    0.99   TELEPHONE
           Centel Capital, Deb, 9.000%, 10/15/2019         $      1,000,000         1,244,634
           GTE Corp, Deb, 7.900%, 2/1/2027                 $      1,250,000    $    1,393,430
   ================================================================================================

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
                                                                                    2,638,064
           TOTAL CORPORATE BONDS ($48,843,317)                                     49,674,765
   ================================================================================================
           TOTAL FIXED INCOME SECURITIES (Cost $75,504,914)                        77,091,283
   ================================================================================================
    4.70   SHORT-TERM  INVESTMENTS -- REPURCHASE  AGREEMENTS
           Repurchase  Agreement with State Street dated 1/29/1999
             due 2/1/1999 at 4.670%, repurchased at $12,541,879
             (Collateralized by US Treasury Notes, due 10/31/2000,
             at 5.750%, value $12,809,057)
             (Cost $12,537,000)                            $     12,537,000        12,537,000
   ================================================================================================
   100.00  TOTAL INVESTMENT SECURITIES AT VALUE
           (Cost $220,245,937)
           (Cost for Income Tax Purposes $220,282,509)                         $  266,573,079
   ================================================================================================
   MULTI-ASSET ALLOCATION FUND

   80.52   COMMON STOCKS
    0.66   AEROSPACE & DEFENSE
           Esterline Technologies(a)                                    900    $       17,044
           GenCorp Inc                                                  500            11,688
           Lockheed Martin                                            1,400            49,350
           United Technologies                                          500            59,719
   ================================================================================================
                                                                                      137,801
    0.03   AIR FREIGHT
           Airborne Freight                                             200             7,000
   ================================================================================================
    0.75   AIRLINES
           AMR Corp                                                   1,300            76,375
           America West Holdings Class B(a)                           1,100            23,650
           Amtran Inc(a)                                                500            12,031
           British Airways PLC Sponsored ADR
             Representing 10 Ord Shrs                                   700            44,800
   ================================================================================================
                                                                                      156,856
    0.36   AUTO PARTS
           Arvin Industries                                             800            31,650
           Borg-Warner Automotive                                       300            14,438
           Detroit Diesel(a)                                            400             8,275
           Standard Products                                          1,100            21,244
   ================================================================================================
                                                                                       75,607
    1.34   AUTOMOBILES
           Ford Motor                                                 2,900           178,169
           General Motors Class H(a)                                    500            24,625
           Volvo AB Sponsored ADR Representing Class B Shrs           2,900            78,300
   ================================================================================================
                                                                                      281,094



   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
    5.99   BANKS
           BancWest Corp                                                700    $       31,412
           Bank One                                                   1,200            62,850
           Chase Manhattan                                            1,556           119,715
           Commerce Bancorp                                             656            29,613
           Den Danske Bank ADR Representing Ord Shrs                    500            63,975
           Deutsche Bank AG Sponsored ADR Representing Ord Shrs       1,400            79,256
           First Bancorp Puerto Rico                                    500            13,500
           First Republic Bank(a)                                       600            14,625
           First Union                                                  300            15,788
           Fleet Financial Group                                      1,200            53,175
           HSBC Holdings PLC Sponsored ADR Representing 10 Ord Shrs     460           114,573
           HUBCO Inc                                                    412            13,339
           Imperial Bancorp(a)                                        1,600            29,400
           KeyCorp                                                    1,200            38,250
           Mellon Bank                                                2,000           134,000
           National Australia Bank Ltd Sponsored ADR
             Representing 5 Ord Shrs                                    800            67,250
           PNC Bank                                                     600            30,713
           San Paolo-IMI SpA Sponsored ADR
             Representing 2 Ord Shrs(a)                               1,783            59,619
           Silicon Valley Bancshares(a)                               1,100            20,694
           Societe Generale Sponsored ADR
             Representing 1/5 Ord Shr                                 3,700           132,777
           TR Financial                                                 400            15,125
           US Bancorp                                                 1,200            40,425
           US Trust                                                   1,000            73,000
   ================================================================================================
                                                                                    1,253,074
    0.77   BEVERAGES
           Canandaigua Brands Class A(a)                                600            35,175
           Coca-Cola Co                                                 600            39,262
           Coca-Cola Enterprises                                      1,100            38,912
           Kirin Brewery Ltd ADR Representing 10 Ord Shrs               400            47,925
   ================================================================================================
                                                                                      161,274
    0.10   BIOTECHNOLOGY
           MedImmune Inc(a)                                             400            19,800
   ================================================================================================
    0.36   BROADCASTING
           Carlton Communications PLC Sponsored ADR
             Representing 5 Ord Shrs                                  1,500            74,250
   ================================================================================================
    0.88   BUILDING MATERIALS
           Centex Construction Products                                 900            33,581
           Elcor Corp                                                   500            17,313
           Lowe's Cos                                                   700            40,819
           Owens Corning                                              1,200            42,900
           Texas Industries                                             600            15,900
           USG Corp                                                     600            34,050
   ================================================================================================
                                                                                      184,563
   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
    0.24   CABLE
           United Video Satellite Group Class At(a)                   1,800    $       50,400
   ================================================================================================
    1.57   CHEMICALS
           AKZO Nobel NV Sponsored ADR Representing Ord Shrs          1,800            71,775
           BASF AG ADR Representing Ord Shrs                          2,300            84,888
           Bayer AG Sponsored ADR Representing Ord Shrs               1,000            38,214
           Dow Chemical                                                 900            79,256
           NL Industries                                              1,800            22,275
           Spartech Corp                                              1,300            31,037
   ================================================================================================
                                                                                      327,445
    0.74   COMMUNICATIONS -- EQUIPMENT & MANUFACTURING
           Lucent Technologies                                          900           101,306
           Metromedia Fiber Network Class A Shrs(a)                     800            36,650
           Superior Telecom                                             400            17,700
   ================================================================================================
                                                                                      155,656
    7.11   COMPUTER RELATED
           Acclaim Entertainment(a)                                   1,600            14,800
           Aspect Development(a)                                        400            11,550
           Avid Technology(a)                                           400            11,650
           BancTec Inc(a)                                             1,000            13,000
           BroadVision Inc(a)                                           300            12,563
           Cisco Systems(a)                                           1,100           122,719
           Compuware Corp(a)                                            700            46,375
           Dell Computer(a)                                           2,200           220,000
           EMC Corp(a)                                                  900            97,987
           Electronics For Imaging(a)                                   400            14,400
           Excite Inc(a)                                                200            23,700
           GeoTel Communications(a)                                     600            23,438
           Hewlett-Packard Co                                           600            47,025
           IMRglobal Corp(a)                                            400            10,150
           International Business Machines                            1,500           274,875
           Legato Systems(a)                                            300            18,113
           Lycos Inc(a)                                                 200            27,400
           Macromedia Inc(a)                                            600            21,038
           Micron Electronics(a)                                        400             6,150
           MICROS Systems(a)                                            300             9,600
           Microsoft Corp(a)                                          2,100           367,500
           Network Appliance(a)                                         800            42,400
           Progress Software(a)                                         400            13,450
           Rational Software(a)                                         600            19,725

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
        Xircom Inc(a)                                                400    $       18,100
   ================================================================================================
                                                                                    1,487,708
    0.11   CONSUMER -- JEWELRY, NOVELTIES & GIFTS
           Zale Corp(a)                                                 700            22,969
   ================================================================================================
    0.52   CONTAINERS
           AptarGroup Inc                                               700            19,119
           Ball Corp                                                  2,000            90,000
   ================================================================================================
                                                                                      109,119
    0.03   DISTRIBUTION
           CHS Electronics(a)                                           400             5,975
   ================================================================================================
    2.29   ELECTRIC UTILITIES
           CILCORP Inc                                                  300            17,288
           Cleco Corp                                                   400            12,600
           Commonwealth Energy Systems SBI                              400            15,700
           Endesa SA Sponsored ADR Representing Ord Shrs              3,600           101,250
           GPU Inc                                                    1,500            63,937
           Hawaiian Electric Industries                                 300            11,231
           MidAmerican Energy Holdings                                2,400            64,350
           Minnesota Power                                              200             8,088
           PacifiCorp                                                 1,100            22,619
           PowerGen PLC Sponsored ADR Representing 4 Ord Shrs         1,500            84,375
           SIGCORP Inc                                                  450            14,681
           Scottish Power PLC Sponsored ADR Representing 4 Ord Shrs   1,500            63,375
   ================================================================================================
                                                                                      479,494
    2.20   ELECTRICAL EQUIPMENT
           C&D Technologies                                           1,100            26,263
           General Electric                                           3,000           314,625
           Hitachi Ltd Sponsored ADR Representing 10 Shrs               900            64,462
           Kyocera Corp Sponsored ADR Representing 2 Shrs             1,000            54,437
   ================================================================================================
                                                                                      459,787
    0.24   ELECTRONICS
           General Cable                                              1,400            26,425
           Level One Communications(a)                                  600            23,700
   ================================================================================================
                                                                                       50,125
    1.28   ELECTRONICS -- SEMICONDUCTOR
           Applied Micro Circuits(a)                                    200             8,400
           Dallas Semiconductor                                         300            11,006
           Intel Corp                                                 1,500           211,406
           Jabil Circuit(a)                                             300            21,431
           TranSwitch Corp(a)                                           400            15,700
   ================================================================================================
                                                                                      267,943

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================

    0.51   ENGINEERING & CONSTRUCTION
           Fluor Corp                                                 1,800    $       68,625
           Insituform Technologies Class A(a)                           800            12,000
           Jacobs Engineering Group(a)                                  600            25,163
   ================================================================================================
                                                                                      105,788
    0.55   ENTERTAINMENT
           Disney (Walt) Co                                           1,800            59,400
           International Speedway Class A                               300            12,750
           Viacom Inc Class B(a)                                        500            42,500
   ================================================================================================
                                                                                      114,650
    1.72   FINANCIAL
           American Express                                           1,100           113,162
           Associates First Capital Class A                           1,690            68,551
           Citigroup Inc                                              1,000            56,062
           Doral Financial                                            1,000            20,031
           Fannie Mae                                                   900            65,587
           Freddie Mac                                                  600            37,200
   ================================================================================================
                                                                                      360,593
    2.31   FOODS
           Associated British Foods PLC ADR Representing Ord Shrs     6,000            51,994
           Dole Food                                                  2,300            69,719
           Groupe Danone Sponsored ADR Representing 1/5 Shr             400            22,550
           Heinz (H J) Co                                               400            22,525
           Hershey Foods                                                400            22,500
           IBP Inc                                                    1,100            26,538
           Nestle SA Sponsored ADR Representing 1/20 Registered Shr     700            63,991
           Pilgrim's Pride Class B                                      700            16,363
           Sara Lee                                                   2,600            66,300
           Unigate PLC ADR Representing Ord Shrs                      4,500            29,459
           Unilever NV New York Registered Shrs                       1,200            91,800
   ================================================================================================
                                                                                      483,739
    0.05   FOOTWEAR
           Cole (Kenneth) Productions Class A(a)                        500            11,313
   ================================================================================================
    0.08   GAMING
           Lakes Gaming(a)                                              425             4,117
           Park Place Entertainment(a)                                1,700            11,581
   ================================================================================================
                                                                                       15,698
    0.33   GOLD & PRECIOUS METALS MINING
           Rio Tinto Ltd Sponsored ADR Representing 4 Ord Shrs        1,000            49,491
           Stillwater Mining(a)                                         750            19,688
   ================================================================================================
                                                                                       69,179

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================

    5.15   HEALTH CARE DRUGS -- PHARMACEUTICALS
           Abbott Laboratories                                        1,300    $       60,369
           ALPHARMA Inc Class A                                       1,100            38,088
           Astra AB Sponsored ADR Representing Series A Shrs          4,300            94,062
           Bindley Western Industries                                   933            23,558
           Biomatrix Inc(a)                                             500            30,188
           Bristol-Myers Squibb                                         400            51,275
           Glaxo Wellcome PLC Sponsored ADR Representing 2 Ord Shrs   1,000            67,875
           Johnson & Johnson                                          1,100            93,500
           Merck & Co                                                 1,600           234,800
           Novartis AG Sponsored ADR Representing 1/20 Shr            1,000            93,564
           Novo-Nordisk A/S Sponsored ADR
             Representing 1/2 Class B Shr                             1,200            74,100
           Pfizer Inc                                                   200            25,725
           Roberts Pharmaceutical(a)                                  1,000            19,500
           Schering-Plough Corp                                       1,000            54,500
           Warner-Lambert Co                                          1,600           115,500
   ================================================================================================
                                                                                    1,076,604
    2.30   HEALTH CARE RELATED
           Assisted Living Concepts(a)                                1,100            13,681
           Baxter International                                         800            56,750
           Becton Dickinson & Co                                      1,500            53,625
           Covance Inc(a)                                               700            22,050
           Express Scripts Class A(a)                                 1,800           118,350
           Hanger Orthopedic Group(a)                                   700            17,500
           Hillenbrand Industries                                     1,000            47,000
           Hooper Holmes                                                600            17,100
           Maxxim Medical(a)                                            300             8,138
           McKesson HBOC                                                500            37,562
           MedQuist Inc(a)                                              700            24,238
           MiniMed Inc(a)                                               300            32,587
           OEC Medical Systems(a)                                       400            11,250
           Priority Healthcare Class B(a)                               418            16,249
           VISX Inc(a)                                                  100             6,100
   ================================================================================================
                                                                                      482,180
    0.34   HOMEBUILDING
           MDC Holdings                                               1,100            23,100
           NVR Inc(a)                                                   900            40,162
           Nortek Inc(a)                                                300             8,325
   ================================================================================================
                                                                                       71,587
    0.36   HOUSEHOLD FURNITURE & APPLIANCES
           Ethan Allen Interiors                                        200             9,550
           Furniture Brands International(a)                            400             9,400

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================

           Maytag Corp                                                  900    $       56,869
   ================================================================================================
                                                                                       75,819
    0.52   HOUSEHOLD PRODUCTS
           Colgate-Palmolive Co                                         600            48,262
           Procter & Gamble                                             400            36,350
           Recoton Corp(a)                                            1,300            23,725
   ================================================================================================
                                                                                      108,337
    1.77   INSURANCE
           Allstate Corp                                                600            22,538
           CIGNA Corp                                                 1,500           123,562
           Delphi Financial Group(a)                                    408            20,451
           Fidelity National Financial                                1,100            29,288
           First American Financial                                     700            21,394
           Guarantee Life                                               600            11,850
           ING Groep NV Sponsored ADR Representing Ord Shrs           1,300            76,944
           LandAmerica Financial Group                                  300            14,981
           Presidential Life                                            700            13,038
           Reliance Group Holdings                                    3,300            36,300
   ================================================================================================
                                                                                      370,346
    0.64   INVESTMENT BANK/BROKER FIRM
           Advest Group                                                 700            17,719
           Bear Stearns                                               1,200            56,550
           Dain Rauscher                                                500            15,438
           Morgan Stanley Dean Witter & Co                              500            43,406
   ================================================================================================
                                                                                      133,113
    0.19   IRON & STEEL
           AK Steel Holding                                             900            18,731
           USX-US Steel Group                                           800            20,850
   ================================================================================================
                                                                                       39,581
    0.09   LEISURE TIME
           Premier Parks                                                600            19,013
   ================================================================================================
    0.81   LODGING -- HOTELS
           Host Marriott                                              7,200            80,100
           Marriott International Class A                             1,300            45,662
           MeriStar Hospitality                                       2,288            44,044
   ================================================================================================
                                                                                      169,806
    0.11   MACHINERY
           NACCO Industries Class A                                     100             8,469
           Terex Corp(a)                                                600            14,775
   ================================================================================================
                                                                                       23,244
    1.18   MANUFACTURING
           RWE AG Sponsored ADR Representing Ord Shrs                 1,300            61,858


    ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
           Textron Inc                                                  300    $       22,331
           Tyco International Ltd                                     2,100           161,831
   ================================================================================================
                                                                                      246,020
    0.77   NATURAL GAS
           Coastal Corp                                               2,900            86,456
           MCN Energy Group                                           1,700            30,175
           NUI Corp                                                     800            18,200
           New Jersey Resources                                         400            14,550
           ONEOK Inc                                                    400            11,700
   ================================================================================================
                                                                                      161,081
    1.19   OFFICE EQUIPMENT & SUPPLIES
           Canon Inc Sponsored ADR                                    3,100            65,875
           Knoll Inc(a)                                                 800            18,800
           Pitney-Bowes Inc                                             500            34,406
           Polycom Inc(a)                                             1,100            27,913
           United Stationers(a)                                       1,200            28,200
           Xerox Corp                                                   600            74,400
   ================================================================================================
                                                                                      249,594

    4.42   OIL & GAS RELATED
           Basin Exploration(a)                                         500             5,875
           Daniel Industries                                          1,400            15,050
           ENI SpA Sponsored ADR Representing 10 Ord Shrs               800            48,000
           Elf Aquitaine SA Sponsored ADR Representing 1/2 Ord Shrs   1,200            65,550
           Energen Corp                                                 800            13,650
           Evergreen Resources(a)                                       500             7,750
           Exxon Corp                                                 1,700           119,744
           HS Resources(a)                                            2,100            13,650
           Hanover Compressor(a)                                        300             7,181
           Marine Drilling(a)                                         1,300             9,588
           Mobil Corp                                                 1,300           113,994
           Norsk Hydro A/S Sponsored ADR Representing Ord Shrs        1,200            43,200
           Phillips Petroleum                                           500            19,313
           Repsol SA Sponsored ADR Representing Ord Shrs              1,600            86,900
           Royal Dutch Petroleum New York Shrs                          900            36,056
           SEACOR SMIT(a)                                               400            17,800
           Shell Transport & Trading ADR Representing 10 Ord Shrs     1,800            54,900
           Tesoro Petroleum(a)                                        1,600            17,400
           Texaco Inc                                                 2,000            94,750
           USX-Marathon Group                                         1,500            34,125
           Valero Energy New                                          2,500            47,031
           Veritas DGC(a)                                               500             6,219

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================

           Yacimientos Petroliferos Fiscades SA Sponsored
             ADR Representing Class D Shrs                            1,500            47,812
   ================================================================================================
                                                                                      925,538
    0.35   PHOTOGRAPHY & IMAGING
           Fuji Photo Film Ltd ADR Representing Shrs                  2,000            73,500
   ================================================================================================
    0.97   PUBLISHING
           American Greetings Class A                                   900            35,550
           Consolidated Graphics(a)                                     100             7,250
           Donnelley (R R) & Sons                                       900            33,919
           Gannett Co                                                 1,100            72,394
           Hollinger International                                    1,300            17,063
           The McClatchy Co Class A                                     600            17,550
           Media General Class A                                        400            20,000
   ===============================================================================================
                                                                                      203,726
   15.11   REAL ESTATE INVESTMENT TRUST
           Arden Realty                                               4,400            99,000
           Avalonbay Communities                                      3,000            96,187
           Bedford Property Investors                                 3,400            52,912
           CBL & Associates Properties                                3,900            96,037
           Camden Property Trust SBI                                  1,334            33,183
           CarrAmerica Realty                                         4,500            99,000
           Crescent Real Estate Equities                              2,300            48,731
           EastGroup Properties SBI                                     900            16,481
           Equity Office Properties Trust SBI                         5,131           130,841
           Equity Residential Properties Trust SBI                    3,500           142,406
           Essex Property Trust                                       3,500           100,187
           FelCor Lodging Trust                                         705            15,378
           First Industrial Realty Trust                              5,100           131,006
           Gables Residential Trust SBI                               2,300            52,756
           General Growth Properties                                  1,000            34,625
           Glenborough Realty Trust                                   2,500            43,906
           Highwoods Properties                                       4,300           103,737
           Hospitality Properties Trust                               2,400            64,050
           JDN Realty                                                 1,800            38,250
           JP Realty                                                    600            10,500
           Kilroy Realty                                              2,100            45,806
           Kimco Realty                                               2,250            87,750
           Koger Equity                                               4,500            68,625
           Liberty Property Trust SBI                                 4,300           101,587
           MGI Properties                                             1,900            52,250
           Macerich Co                                                  600            14,775
           Mack-Cali Realty                                           3,400           101,575
           Meditrust Corp Paired Certificates                         7,200           112,950
           New Plan Excel Realty Trust                                4,080            85,680
           Pan Pacific Retail Properties                              1,200            23,400

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
           Parkway Properties REIT                                      800            25,350
           Patriot American Hospitality                              10,409            55,948
           Philips International Realty                               2,000            30,000
           Post Properties                                              900            33,525
           Prentiss Properties Trust                                  6,700           141,956
           Prime Group Realty Trust                                     700            10,281
           Public Storage                                             4,400           111,925
           Realty Income                                              1,300            31,038
           SL Green Realty                                            2,700            54,675
           Shurgard Storage Centers Class A                           3,800            96,662
           Simon Property Group                                       3,400            89,462
           Smith (Charles E) Residential Realty                       2,500            75,312
           Starwood Hotels & Resorts Worldwide Trust                  2,700            67,500
           Sunstone Hotel Investors                                   3,800            31,587
           TriNet Corp Realty Trust                                   1,900            50,587
           Vornado Realty Trust SBI                                   3,500           123,594
           Weeks Corp                                                 1,000            27,500
   ================================================================================================
                                                                                    3,160,473
    0.29   REAL ESTATE RELATED
           Catellus Development(a)                                    2,500            38,437
           Tower Realty Trust                                         1,100            21,381
   ================================================================================================
                                                                                       59,818
    0.41   RESTAURANTS
           Brinker International(a)                                   1,400            38,500
           CEC Entertainment(a)                                         400            11,950
           Cheesecake Factory(a)                                        400             9,100
           Ruby Tuesday                                               1,300            25,919
   ================================================================================================
                                                                                       85,469
    2.59   RETAIL
           American Eagle Outfitters(a)                                 100             6,838
           Best Buy(a)                                                  600            54,450
           Cato Corp Class A                                          1,400            12,031
           Dayton Hudson                                              1,600           102,000
           Gap Inc                                                    1,350            86,653
           Marks & Spencer PLC Sponsored ADR Representing 6 Ord Shrs    800            28,604
           Musicland Stores(a)                                        1,100            13,406
           Safeway Inc(a)                                             2,200           123,475
           ShopKo Stores(a)                                             600            19,050
           Trans World Entertainment(a)                                 100             1,475
           Wal-Mart Stores                                            1,100            94,600
   ================================================================================================
                                                                                      542,582

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
    0.38   SAVINGS & LOAN
           Anchor Bancorp Wisconsin                                     500             9,344
           Downey Financial                                           1,000            22,063
           FirstFed Financial(a)                                      1,600            25,500
           Flagstar Bancorp                                             500            14,938
           WSFS Financial                                               500             8,250
   ================================================================================================
                                                                                       80,095
    0.79   SERVICES
           ADVO Inc(a)                                                  800            20,200
           Copart Inc(a)                                                800            12,400
           Gerber Scientific                                            500             9,594
           HA-LO Industries(a)                                          400             8,650
           InaCom Corp(a)                                               900            11,756
           Lason Inc(a)                                                 300            19,275
           META Group(a)                                                900            22,725
           Mastech Corp(a)                                              800            19,450
           ProBusiness Services(a)                                      200             7,225
           RemedyTemp Inc Class A(a)                                    500             9,125
           Romac International(a)                                       800            13,200
           Syntel Inc(a)                                              1,000            12,063
   ================================================================================================
                                                                                      165,663
    0.14   SPECIALTY PRINTING
           Dai Nippon Printing Ltd ADR Representing 10 Ord Shrs         200            29,154
   ================================================================================================
    1.61   TELECOMMUNICATION - LONG DISTANCE
           AT&T Corp                                                  2,200           199,650
           British Telecommunications PLC Sponsored ADR
             Representing 10 Ord Shrs                                   500            77,937
           Sprint Corp FON Group                                        700            58,712
   ================================================================================================
                                                                                      336,299
    3.06   TELEPHONE
           Ameritech Corp                                             2,100           136,762
           BellSouth Corp                                             2,000            89,250
           Portugal Telecom SA Sponsored ADR Representing Ord Shrs    1,700            85,106
           SBC Communications                                         3,500           189,000
           Telecom Italia SpA Sponsored ADR Representing 10 Ord Shrs  1,200           113,475
           Telefonos de Mexico SA de CV Class L Sponsored ADR
             Representing 20 Series L Shrs                              500            25,563
   ================================================================================================
                                                                                      639,156

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
    0.52   TEXTILE-APPAREL MANUFACTURING
           Burlington Industries(a)                                   1,300             8,613
           Jones Apparel Group(a)                                     3,200           100,000
   ================================================================================================
    0.12   TEXTILE-HOME FURNISHING
           Springs Industries Class A                                   600            25,050
   ================================================================================================
    0.87   TOBACCO
           Philip Morris                                              3,500           164,500
           Universal Corp                                               600            18,188
   ================================================================================================
                                                                                      182,688
    0.35   TOYS
           Nintendo Ltd ADR Representing 1/8 Shrs                     6,300            73,142
   ================================================================================================
           TOTAL COMMON STOCKS (Cost $14,741,305)                                  16,846,191
   ================================================================================================
   12.75   FIXED INCOME SECURITIES
    4.02   US Government Obligations
           US Treasury Bonds
             7.875%, 2/15/2021(d)                           $       200,000           264,500
             7.500%, 11/15/2016                             $        40,000            49,963
           US Treasury Notes
             7.875%, 11/15/2004                             $       225,000           260,789
             7.500%, 11/15/2001(d)                          $       150,000           161,016
             6.375%, 8/15/2002                              $       100,000           105,469
   ================================================================================================
           TOTAL US GOVERNMENT OBLIGATIONS (Cost $825,108)                            841,737
   ================================================================================================
    2.99   US Government Agency Obligations
           Fannie Mae, Gtd Pass-Through Certificates
              9.000%, 12/1/2006                             $        38,655            40,413
              9.000%, 8/1/2007                              $        32,479            33,957
              6.500%, 1/31/2029(c)                          $       195,000           196,767
              6.000%, 4/1/2024                              $        38,389            37,964
              5.500%, 2/25/2013(c)                          $       100,000            98,719
           Freddie Mac Gold,
              Participation Certificates
              9.000%, 1/1/2005                              $        13,612            14,178
              9.000%, 1/1/2007                              $        14,943            15,487
              8.000%, 8/1/2017                              $        20,386            21,014
           Multiclass Mortgage, GTD Participation
              Certificates
              Series 1449, Class E, 6.000%, 11/15/2005      $        43,229            43,206
           Government National Mortgage Association,
              REMIC Pass-Through Certificates, Series
              1996-13,  Class G, 7.000%, 1/16/2007          $        33,361            33,522
            Government National Mortgage Association I,
              Pass-Through Certificates, 7.000%, 12/15/2028 $        89,029            91,254
   ================================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Cost $622,262)                     626,481

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================

   ================================================================================================
    0.49   ASSET-BACKED SECURITIES
    0.49   CONSUMER FINANCE
           Premier Auto Trust, Asset Backed Notes, Series 1998-3,
             Class A4, 5.960%, 10/8/2002 (Cost $101,281)    $       100,000           101,584
   ================================================================================================
    0.36   MORTGAGE-BACKED SECURITIES
    0.36   CONSUMER FINANCE
           IMC Home Equity Loan Trust, PassThrough Certificates,
             Series 1998-1, Class A3,
             6.410%, 4/20/2018 (Cost $74,986)               $        75,000            75,737
   ================================================================================================
    4.89   CORPORATE BONDS
    0.36   AUTOMOBILES
           Toyota Motor Credit, Notes, 5.500%, 12/15/2008   $        75,000            74,412
   ================================================================================================
    0.28   CONSUMER FINANCE
           Beneficial Corp, Deb, 8.400%, 5/15/2008          $        50,000            57,818
   ================================================================================================
    0.55   FINANCIAL
           Commercial Credit, Notes, 6.625%, 6/1/2015       $        75,000            76,563
           Norwest Financial, Sr. Notes, 5.625%, 2/3/2009   $        40,000            39,471
   ================================================================================================
                                                                                      116,034
    0.61   INVESTMENT BANK/BROKER FIRM
           Bear Stearns, Sr Notes, 6.625%, 10/1/2004        $        50,000            51,315
           Salomon Inc, Sr Notes, 6.700%, 7/5/2000          $        75,000            76,178
   ================================================================================================
                                                                                      127,493
    0.40   MANUFACTURING
           Tyco International Group SA, Gtd Notes,
             7.000%, 6/15/2028                              $        80,000            83,991
   ================================================================================================
    0.75   REAL ESTATE INVESTMENT TRUST
           Highwoods/Forsyth LP, Sr. Notes,
             7.500%, 4/15/2018                              $        35,000            33,524
           Kimko Realty, Medium-Term Notes,
             7.060%, 7/14/2009                              $        50,000            46,984
           Spieker Properties LP, Deb,
             7.500%, 10/1/2027                              $        80,000            76,554
   ================================================================================================
                                                                                      157,062
    0.80   RETAIL
           Federated Department Stores, Deb,
             7.000%, 2/15/2028                              $        85,000            89,301
           Neiman Marcus Group, Deb,
             7.125%, 6/1/2028                               $        80,000            78,309
   ================================================================================================
                                                                                      167,610
    0.36   SERVICES
           Hertz Corp, Sr Notes, 6.000%, 2/1/2001           $        75,000            75,621
   ================================================================================================
    0.78   TELEPHONE
           BellSouth Telecommunications, Deb,
             5.850%, 11/15/2045                             $        50,000            50,754
           GTE Corp, Deb, 10.250%, 11/1/2020                $       100,000           112,248
   ================================================================================================
                                                                                      163,002
   ================================================================================================
           TOTAL CORPORATE BONDS (Cost $1,008,706)                                  1,023,042
   ================================================================================================
           TOTAL FIXED INCOME SECURITIES (Cost $2,632,343)                          2,668,581
   ================================================================================================

   ================================================================================================
                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                      AMOUNT
    %      DESCRIPTION                                                                  VALUE
   ================================================================================================
    6.73   SHORT-TERM INVESTMENTS
    0.36   Corporate Bonds
    0.36   FINANCIAL
           American General Finance, Sr Notes,
             6.875%, 1/15/2000
             (Cost $75,646)                                 $        75,000    $       75,979
   ================================================================================================
    6.37   REPURCHASE AGREEMENTS
           Repurchase  Agreement with State Street
             dated  1/29/1999 due 2/1/1999 at
             4.670%, repurchased at $1,332,518
             (Collateralized by US Treasury Bonds
             due 4/15/2028 at 3.675%, value $1,363,574)
             (Cost $1,332,000)                              $     1,332,000         1,332,000
   ===============================================================================================
           TOTAL SHORT-TERM INVESTMENTS (Cost $1,407,646)                           1,407,979
   ===============================================================================================
   100.00  TOTAL INVESTMENT SECURITIES AT VALUE
           (Cost $18,781,294)
           (Cost for Income Tax Purposes $18,790,095)                         $    20,922,751


   (a)  Security is non-income producing.

   (b)  Security may be  redenominated  in  euro-dollars,  the  currency  of the
        European   Economic  and  Monetary  Union  (EMU).

   (c)  Security is  a To-Be-Announced (TBA) security.

   (d)  Security is partially designated as collateral for a TBA security.

   See Notes to Financial Statements

--------------------------------------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------
   INVESCO Combination Stock & Bond Funds, Inc.

   January 31, 1999

   UNAUDITED
                                                                Balanced                         Multi-Asset
                                                                    Fund                     Allocation Fund
   -----------------------------------------------------------------------------------------------------------
   ASSETS
   Investment Securities:
     At Cost(a)                                           $  220,245,937                    $     18,781,294
   ===========================================================================================================
     At Value(a)                                          $  266,573,079                    $     20,922,751
   Cash                                                           11,886                                   0
   Receivables:
     Investment Securities Sold                                2,008,333                             245,083
     Fund Shares Sold                                          1,674,534                               1,738
     Dividends and Interest                                    1,525,575                              71,778
   Prepaid Expenses and Other Assets                              60,370                              70,921
   ===========================================================================================================
   TOTAL ASSETS                                              271,853,777                          21,312,271
   ===========================================================================================================
   LIABILITIES
   Payables:
     Custodian                                                        0                              20,113
     Distributions to Shareholders                               39,533                                 465
     Investment Securities Purchased                          1,422,587                             568,661
     Fund Shares Repurchased                                    243,345                              21,927
   Accrued Distribution Expenses                                 50,260                               4,030
   Accrued Expenses and Other Payables                           29,670                              14,368
   ===========================================================================================================
   TOTAL LIABILITIES                                          1,785,395                             629,564
   ===========================================================================================================
   Net Assets at Value                                    $ 270,068,382                     $    20,682,707
   ===========================================================================================================
   NET ASSETS

   Paid-in Capital(b)                                     $ 226,581,524                     $    18,981,415
   Accumulated Undistributed Net Investment Income               17,782                               1,953
   Accumulated Undistributed Net Realized Loss on Investment
     Securities and Foreign Currency Transactions            (2,858,142)                           (442,118)
   Net Appreciation of Investment Securities and
     Foreign Currency Transactions                           46,327,218                           2,141,457
   ===========================================================================================================
   Net Assets at Value                                    $ 270,068,382                     $    20,682,707
   ===========================================================================================================
   Shares Outstanding                                        16,580,976                           1,686,465
   Net Asset Value, Offering and Redemption
     Price per Share                                      $       16.29                     $         12.26
   ===========================================================================================================

(a) Investment securities at cost and value at January 31, 1999 include repurchase agreements of $12,537,000 and $1,332,000 for Balanced and Multi-Asset Allocation Funds, respectively.

(b) The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

--------------------------------------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------------

   INVESCO Combination Stock and Bond Funds, Inc.

   Six Months Ended January 31, 1999

   UNAUDITED

                                                                Balanced                         Multi-Asset
                                                                    Fund                     Allocation Fund
   -----------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME
   INCOME
   Dividends                                              $      956,159                    $        195,422
   Interest                                                    2,730,402                             159,070
     Foreign Taxes Withheld                                       (4,895)                             (2,288)
   ===========================================================================================================
     TOTAL INCOME                                              3,681,666                             352,204
   ===========================================================================================================
   EXPENSES
   Investment Advisory Fees                                      690,789                              77,804
   Distribution Expenses                                         287,829                              25,935
   Transfer Agent Fees                                           267,580                              42,081
   Administrative Fees                                            22,270                               6,556
   Custodian Fees and Expenses                                    17,547                              10,477
   Directors' Fees and Expenses                                    9,932                               4,726
   Professional Fees and Expenses                                 14,784                               7,682
   Registration Fees and Expenses                                 28,870                              17,378
   Reports to Shareholders                                        50,614                               8,710
   Other Expenses                                                  7,243                               2,178
   ===========================================================================================================
     TOTAL EXPENSES                                            1,397,458                             203,527
     Fees and Expenses Absorbed by Investment Adviser                  0                             (43,154)
     Fees and Expenses Paid Indirectly                            (8,234)                             (4,869)
   ===========================================================================================================
        NET EXPENSES                                           1,389,224                             155,504
   ===========================================================================================================
   NET INVESTMENT INCOME                                       2,292,442                             196,700
   ===========================================================================================================
   REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on:
     Investment Securities                                    (2,864,824)                           (364,176)
     Foreign Currency Transactions                                19,813                                  30
   ===========================================================================================================
        Total Net Realized Loss                               (2,845,011)                           (364,146)
   ===========================================================================================================
   Change in Net Appreciation (Depreciation) of:
     Investment Securities                                    23,502,646                             849,981
     Foreign Currency Transactions                                (4,050)                                  0
   ===========================================================================================================
        Total Net Appreciation                                23,498,596                             849,981
   ===========================================================================================================
   NET GAIN ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY TRANSACTIONS                            20,653,585                             485,835
   ===========================================================================================================
   Net Increase in Net Assets from Operations             $   22,946,027                    $        682,535
   ===========================================================================================================

   See Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
   INVESCO Combination Stock and Bond Funds, Inc.

                                                                                     BALANCED FUND
                                                               Six Months                                 Year
                                                                    Ended                                Ended
                                                               January 31                              July 31
-----------------------------------------------------------------------------------------------------------------
                                                                     1999                                  1998
                                                                UNAUDITED
   OPERATIONS
   Net Investment Income                                    $   2,292,442                       $     4,062,659
   Net Realized Gain (Loss) on Investment Securities and
     Foreign Currency Transactions                             (2,845,011)                           15,660,005
   Change in Net Appreciation of Investment Securities
     and Foreign Currency Transactions                         23,498,596                             2,352,996
   ==============================================================================================================
   NET INCREASE IN NET ASSETS FROM OPERATIONS                  22,946,027                            22,075,660
   ==============================================================================================================
   DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                       (2,289,213)                           (4,196,252)
   Net Realized Gain on Investment Securities and
     Foreign Currency Transactions                            (10,135,262)                          (17,002,689)
   ==============================================================================================================
   TOTAL DISTRIBUTIONS                                        (12,424,475)                          (21,198,941)
   ==============================================================================================================
   FUND SHARE TRANSACTIONS
   Proceeds from Sales of Shares                              115,202,129                           158,521,941
   Reinvestment of Distributions                               12,025,220                            20,128,818
   ==============================================================================================================
                                                              127,227,349                           178,650,759
   Amounts Paid for Repurchases of Shares                     (84,304,037)                         (124,824,681)
   ==============================================================================================================
   NET INCREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS                                   42,923,312                            53,826,078
   ==============================================================================================================
   Total Increase in Net Assets                                53,444,864                            54,702,797
   NET ASSETS
   Beginning of Period                                        216,623,518                           161,920,721
   ==============================================================================================================
   End of Period (Including Accumulated Undistributed
      Net Investment Income of $17,782 and $14,553,
      respectively)                                       $   270,068,382                   $       216,623,518
   ==============================================================================================================
                              ----------------------------------------------------------
   FUND SHARE TRANSACTIONS
   Shares Sold                                                  7,520,677                            10,124,221
   Shares Issued from Reinvestment of Distributions               784,566                             1,391,923
   ==============================================================================================================
                                                                8,305,243                            11,516,144
   Shares Repurchased                                          (5,511,135)                           (7,941,260)
   ==============================================================================================================
   Net Increase in Fund Shares                                  2,794,108                             3,574,884
   ==============================================================================================================

   See Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------

   INVESCO Combination Stock and Bond Funds, Inc.

                                                                                     MULTI-ASSET
                                                                                 ALLOCATION FUND

                                                               Six Months                                 Year
                                                                    Ended                                Ended
                                                               January 31                              July 31
-----------------------------------------------------------------------------------------------------------------
                                                                     1999                                 1998

                                                                UNAUDITED
   OPERATIONS
   Net Investment Income                                    $     196,700                       $      324,764
   Net Realized Gain (Loss) on Investment Securities and
     Foreign Currency Transactions                               (364,146)                           2,123,269
   Change in Net Appreciation (Depreciation) of Investment
     Securities and Foreign Currency Transactions                 849,981                           (1,205,641)
   ==============================================================================================================
   NET INCREASE IN NET ASSETS FROM OPERATIONS                     682,535                            1,242,392
   ==============================================================================================================
   DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income                                         (203,549)                            (332,439)
   Net Realized Gain on Investment Securities and
     Foreign Currency Transactions                             (1,614,716)                          (1,829,971)
   ==============================================================================================================
   TOTAL DISTRIBUTIONS                                         (1,818,265)                          (2,162,410)
   ==============================================================================================================
   FUND SHARE TRANSACTIONS
   Proceeds from Sales of Shares                                6,066,103                           20,967,276
   Reinvestment of Distributions                                1,765,466                            2,099,585
   ==============================================================================================================
                                                                7,831,569                           23,066,861
   Amounts Paid for Repurchases of Shares                      (6,958,328)                         (18,318,989)
   ==============================================================================================================
   NET INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                                       873,241                            4,747,872
   ==============================================================================================================
   Total Increase (Decrease) in Net Assets                       (262,489)                           3,827,854
   NET ASSETS
   Beginning of Period                                         20,945,196                           17,117,342
   ==============================================================================================================
   End of Period (Including Accumulated Undistributed Net
     Investment Income of $1,953 and $8,802, respectively)  $  20,682,707                       $   20,945,196
   ==============================================================================================================
                                        ----------------------------------------------------------

   FUND SHARE TRANSACTIONS
   Shares Sold                                                    492,888                            1,548,553
   Shares Issued from Reinvestment of Distributions               148,695                              169,072
   ==============================================================================================================
                                                                  641,583                            1,717,625
   Shares Repurchased                                            (570,485)                          (1,347,587)
   ==============================================================================================================
   Net Increase in Fund Shares                                     71,098                              370,038
   ==============================================================================================================

   See Notes to Financial Statements

--------------------------------------------------------------------------------
INVESCO Notes to financial  statements - INVESCO Combination Stock &
                                         Bond Funds, Inc.
--------------------------------------------------------------------------------
UNAUDITED
NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Combination Stock and Bond Funds, Inc. (formerly known as INVESCO Flexible Funds, Inc., formerly INVESCO Multiple Asset Funds, Inc.) (the "Fund") is incorporated in Maryland and presently consists of two separate Funds: Balanced Fund and Multi-Asset Allocation Fund. On August 4, 1998, the board of directors of the Fund approved a name change to INVESCO Combination Stock and Bond Funds, Inc. The investment objectives of each Fund are to achieve a high total return on investment through capital appreciation and current income. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liablities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. TO-BE-ANNOUNCED SECURITIES -- To-Be-Announced ("TBA") securities held by the Fund are fully collateralized by other securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the TBA securities.

C. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

D. DOLLAR ROLL TRANSACTIONS -- The Fund may enter into mortgage "dollar rolls" in which it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. These amounts are included in interest income. The Fund maintains segregated assets, the dollar value of which meets or exceeds its obligations with respect to dollar rolls.

E.  SECURITY   TRANSACTIONS  AND  RELATED  INVESTMENT  INCOME  --  Security
transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

The Fund may have elements of risk due to investments in foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

F. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Balanced Fund incurred and elected to defer post-October 31 net capital losses of $124 to the year ended July 31, 1999. To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

G.  DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   --  Dividends  and
distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discounts, amortized premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.

H. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT  ADVISORY AND OTHER  AGREEMENTS.  INVESCO Funds Group,
Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. For Balanced Fund, the fee is based on the annual rate of 0.60% on the first $350 million of average net assets; reduced to 0.55% on the next $350 million of average net assets; and 0.50% on average net assets in excess of $700 million. For Multi-Asset Allocation Fund, the fee is based on the annual rate of 0.75% on the first $500 million of average net assets; reduced to 0.65% on the next $500 million of average net assets; and 0.50% on average net assets in excess of $1 billion.

In accordance with a Sub-Advisory Agreement between IFG and INVESCO Management & Research, Inc. ("IMR"), an affiliate of IFG, investment decisions of Multi-Asset Allocation Fund are made by IMR. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of annual average net assets. For the six months ended January 31, 1999, Balanced and Multi-Asset Allocation Funds paid the Distributor $284,107 and $26,485, respectively, under the plan of distribution.

IFG receives a transfer agent fee from each Fund at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Balanced Fund and IFG and IMR have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Multi-Asset Allocation Fund.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended January 31, 1999, the aggregate cost of purchases and proceeds from sales
of  investment   securities   (excluding  all  U.S.  Government  securities  and
short-term securities) were as follows:

FUND                                  PURCHASES                        SALES
-----------------------------------------------------------------------------
Balanced Fund                    $  152,879,135               $  127,416,278
Multi-Asset Allocation Fund           7,371,696                    5,459,045


For the six months ended January 31, 1999, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

FUND                                 PURCHASES                         SALES
-----------------------------------------------------------------------------
Balanced Fund                    $  13,462,031                $   12,468,516
Multi-Asset Allocation Fund          2,518,291                     3,174,438


NOTE 4 -- APPRECIATION AND DEPRECIATION. At January 31, 1999, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                  GROSS              GROSS               NET
FUND                       APPRECIATION       DEPRECIATION      APPRECIATION
-----------------------------------------------------------------------------
Balanced Fund            $   48,858,578      $   2,568,008   $    46,290,570
Multi-Asset Allocation Fund   3,280,518          1,147,862         2,132,656

NOTE 5 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI or IMR.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate of 50% of the sum of the retainer fee at the time of retirement plus the annual meeting fee.

Pension expenses for the six months ended January 31, 1999, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                      UNFUNDED
                                     PENSION           ACCRUED         PENSION
FUND                                 EXPENSES     PENSION COSTS       LIABILITY
--------------------------------------------------------------------------------
Balanced Fund                      $    2,338       $     5,089       $  12,156
Multi-Asset Allocation Fund               233               400           1,309

The independent directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO or Treasurer's Series Trust Funds.

NOTE 6 -- LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At January 31, 1999, there were no such borrowings.

--------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------
   BALANCED FUND

   (For a Fund Share Outstanding Throughout Each Period)

                                     SIX MONTHS                                                             PERIOD
                                          ENDED                                                              ENDED
                                     JANUARY 31                      YEAR ENDED JULY 31                    JULY 31
--------------------------------------------------------------------------------------------------------------------
                                           1999         1998        1997           1996       1995         1994(a)
                                      UNAUDITED
   PER SHARE DATA

   Net Asset Value --
    Beginning of Period            $      15.71   $    15.86  $    13.36    $     12.08  $   10.30     $    10.00
   ----------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT
    OPERATIONS
   Net Investment Income                   0.15         0.33        0.34           0.37       0.29           0.12
   Net Gains on Securities
    (Both Realized and Unrealized)         1.24         1.50        3.37           2.12       2.03           0.30
   ================================================================================================================
   Total from Investment
    Operations                             1.39         1.83        3.71           2.49       2.32           0.42
   ================================================================================================================
   LESS DISTRIBUTIONS
   Dividends from Net
     Investment Income                     0.15         0.35        0.34           0.37       0.29           0.12
   Distributions from Capital Gains        0.66         1.63        0.87           0.84       0.25           0.00
   ================================================================================================================
   Total Distributions                     0.81         1.98        1.21           1.21       0.54           0.12
   ================================================================================================================
   Net Asset Value --
    End of Period                  $      16.29   $    15.71  $    15.86    $     13.36  $   12.08     $    10.30
   ================================================================================================================

   TOTAL RETURN                           9.20%(b)    12.90%      29.27%         20.93%     23.18%          4.16%(b)

   RATIOS
   Net Assets -- End of Period
    ($000 Omitted)                 $    270,068   $  216,624  $  161,921    $   115,066  $  37,224     $    4,252
   Ratio of Expenses to Average
    Net Assets(c)                         0.61%(b)(d)  1.22%(d)    1.29%(d)       1.29%(d)   1.25%          1.25%(e)
   Ratio of Net Investment
    Income to Average
    Net Assets(c)                         1.00%(b)     2.18%       2.46%          3.03%      3.12%          2.87%(e)
   Portfolio Turnover Rate                  64%(b)      108%        155%           259%       255%            61%(b)




(a)From December 1, 1993,  commencement  of investment  operations,  to July 31,
   1994.

(b)Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
   representative of a full year.

(c)Various expenses of the Fund were  voluntarily  absorbed by IFG for the years ended July 31, 1997,  1996 and 1995 and the period ended July 31, 1994.  If such  expenses  had not been  voluntarily  absorbed,  ratio of  expenses to
   average  net  assets  would  have  been  1.34%,   1.29%,  1.59%  and  4.37%
   (annualized),  respectively,  and ratio of net investment income to average net assets would have been 2.41%,  3.03%,  2.77% and (0.25%)  (annualized), respectively.

(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.

(e)Annualized

--------------------------------------------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
   MULTI-ASSET ALLOCATION FUND

   (For a Fund Share Outstanding Throughout Each Period)

                                     SIX MONTHS                                                             PERIOD
                                          ENDED                                                              ENDED
                                     JANUARY 31                      YEAR ENDED JULY 31                    JULY 31
   -----------------------------------------------------------------------------------------------------------------
                                           1999         1998        1997           1996       1995         1994(a)
                                         UNAUDITED
   PER SHARE DATA
   Net Asset Value --
     Beginning of Period           $      12.97   $    13.75  $    11.55    $     10.84  $    9.68     $    10.00
   =================================================================================================================
   INCOME FROM INVESTMENT
     OPERATIONS
   Net Investment Income                   0.11         0.24        0.25           0.28       0.28           0.06
   Net Gains or (Losses) on
     Securities (Both Realized
     and Unrealized)                       0.30         0.77        3.18           0.89       1.16          (0.32)
   =================================================================================================================
   Total from Investment
    Operations                             0.41         1.01        3.43           1.17       1.44          (0.26)
   LESS DISTRIBUTIONS
   Dividends from Net Investment
    Income                                 0.12         0.25        0.25           0.28       0.28           0.06
   Distributions from Capital Gains        1.00         1.54        0.98           0.18       0.00           0.00
   =================================================================================================================
   Total Distributions                     1.12         1.79        1.23           0.46       0.28           0.06
   =================================================================================================================
   Net Asset Value--
     End of Period                 $      12.26   $    12.97   $   13.75     $    11.55  $   10.84      $    9.68
   =================================================================================================================

   TOTAL RETURN                           3.58%(b)     8.15%      31.41%         10.96%     15.11%        (2.60%)(b)

   RATIOS
   Net Assets -- End of Period
     ($000 Omitted)                $     20,683   $   20,945   $  17,117     $    9,574  $   7,778      $   4,958
   Ratio of Expenses to
     Average Net Assets(c)                0.78%(b)(d)  1.54%(d)    1.55%(d)       1.62%(d)   1.50%          1.50%(e)
   Ratio of Net Investment Income
     to Average Net Assets(c)             0.96%(b)     1.78%       2.19%          2.43%      2.99%          2.23%(e)
   Portfolio Turnover Rate                  47%         101%         98%            92%        79%            42%(b)

(a)From December 1, 1993,  commencement  of investment  operations,  to July 31,
   1994.

(b)Based  on  operations  for  the  period  shown,  and  accordingly,   are  not
   representative of a full year.

(c)Various expenses of the Fund were voluntarily absorbed by IFG and IMR for the six months ended January 31, 1999, the years ended July 31, 1998, 1997,
   1996 and 1995 and the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.99% (not annualized), 1.92%, 1.97%, 2.24%, 2.47% and 5.14%
   (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.75% (not annualized), 1.40%, 1.77%, 1.81%, 2.02% and (1.41%) (annualized), respectively.

(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by the Investment Adviser, which is before any expense offset arrangement.

(e)Annualized

                          INVESCO FAMILY OF FUNDS

                                                                      Newspaper
Fund Name                          Fund Code    Ticker Symbol      Abbreviation
-------------------------------------------------------------------------------
International
International Blue Chip              09             IIBCX             ItlBlChp
International Growth                 49             FSIGX             IntlGr
Emerging Markets                     43              *                  *
Asian Growth                         41             IVAGX             AsianGr
Pacific Basin                        54             FPBSX             PcBas
European                             56             FEURX             Europ
European Small Company               37             IVECX             EuroSmCo
Latin American Growth                34             IVSLX             LatinAmGr
-------------------------------------------------------------------------------
Sector
Energy                               50             FSTEX             Enrgy
Environmental Services               59             FSEVX             Envirn
Financial Services                   57             FSFSX             FinSvc
Gold                                 51             FGLDX             Gold
Health Sciences                      52             FHLSX             HlthSc
Leisure                              53             FLISX             Leisur
Realty                               42             IVSRX             Realty
Technology - Class II                55             FTCHX             Tech
Utilities                            58             FSTUX             Util
Worldwide Capital Goods              38             ISWGX             WldCap
Worldwide Communications             39             ISWCX             WldCom
-------------------------------------------------------------------------------
Stock
Growth & Income                      21             IVGIX             GRI
Endeavor                             61             IVENX             Endeavor
Blue Chip Growth                     10             FLRFX             Grwth
Dynamics                             20             FIDYX             Dynm
Small Company Growth                 60             FIEGX             SmCoGth
Value Equity                         46             FSEQX             ValEq
Small Company Value                  74             IDSCX             SmCoVal
S&P 500 Index Fund Class II          23             ISPIX             SP500II
-------------------------------------------------------------------------------
Combination Stock & Bond
Industrial Income                    15             FIIIX             IndInc
Multi-Asset Allocation               70             IMAAX             MulAstAl
Total Return                         48             FSFLX             TotRtn
Balanced                             71             IMABX             Bal
-------------------------------------------------------------------------------
Bond
Short-Term Bond                      33             INIBX             ShTrBd
Intermediate Government Bond         47             FIGBX             IntGov
U.S. Government Securities           32             FBDGX             USGvt
Select Income                        30             FBDSX             SelInc
High Yield                           31             FHYPX             HiYld
-------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Intermediate Bond           36             IVTIX               *
Tax-Free Long-Term Bond              35             FTIFX             TxFre
-------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund           44             FUGXX             InvGvtMF
Cash Reserves                        25             FDSXX             InvCshR
Tax-Free Money Fund                  40             FFRXX             InvTaxFree

* Not yet available.

For more complete information, including management fees, expenses, and risks, call or write for a free prospectus.

INVESCO

YOU SHOULD
KNOW WHAT
INVESCO KNOWS(TM)


We're easy to stay in touch with:

Investor Services:  1-800-525-8085
PAL(R), your Personal Account Line:  1-800-424-8085
On the World Wide Web: www.invesco.com

In Denver, visit one of our convenient Investor Centers:
Cherry Creek, 155-B Fillmore Street
Denver Tech Center, 7800 East Union Avenue, Lobby Level

INVESCO Distributors, Inc. (SM), Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.